March 2013
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
TABLE OF CONTENTS
ADMINISTRATOR
PARTIES TO THE TRANSACTION
* This report has been prepared by, or is based on information furnished to U.S. Bank Corporate Trust Services ("U.S. Bank") by, one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S. Bank has not independently verified information received from or prepared by any such third party. U.S. Bank shall not and does not undertake responsibility for the accuracy, completeness, or sufficiency of this report or the information contained herein for any purpose , and U.S. Bank makes no representations or warranties with respect thereto. The information in this report is presented here with the approval of the Issuer solely as a convenience for the user, and should not be relied upon without further investigation by any user contemplating an investment decision with respect to the related securities.
DATES
Ann Kelly
Assistant Vice President
312-332-7459
ann.kelly1@usbank.com
www.usbank.com/abs
190 S. LaSalle St. 7th Fl.
Chicago, IL 60603
Name:
Title:
Address:
Phone:
Email:
Website:
Mortgage Loan Seller:
Archetype Mortgage Funding I LLC
Mortgage Loan Seller:
Citigroup Global Markets Realty Corp.
Mortgage Loan Seller:
Goldman Sachs Mortgage Company
Mortgage Loan Seller:
Jefferies LoanCore LLC
Depositor:
GS Mortgage Securities Corporation II
Trustee:
U.S. Bank National Association
Certificate Administrator:
U.S. Bank National Association
Master Servicer:
Wells Fargo Bank, National Association
Special Servicer:
Rialto Capital Advisors, LLC
Operating Advisor:
Pentalpha Surveillance LLC
Rating Agency:
Fitch, Inc.
Rating Agency:
Kroll Bond Rating Agency, Inc.
Rating Agency:
Moody's Investors Service, Inc.,
Payment Date:
Mar 12, 2013
Prior Payment:
Feb 12, 2013
Next Payment:
Apr 12, 2013
Record Date:
Feb 28, 2013
Determination Date:
Mar 6, 2013
First Payment Date:
Dec 12, 2012
Closing Date:
Nov 29, 2012
Cut-off Date:
Nov 6, 2012
Final Distribution Date:
Nov 10, 2045
- Statement to Certificateholders
* Payment Detail
* Factor Detail
* Principal Detail
* Interest Detail
* Reconciliation of Funds
* Additional Reconciliation Detail
* Ratings
* Historical Bond/Collateral Realized Loss Reconciliation

- Historical Delinquency & Liquidation Summary Page 15
- REO Status Report Page 16
- Historical Liquidation Loss Loan Detail Page 17
- Interest Shortfall Reconciliation Page 18
- Appraisal Reduction Report Page 19
- Loan Level Detail Page 20
- Historical Loan Modification Report Page 22
- Material Breaches and Document Defects Page 23
- Mortgage Loan Characteristics Page 24
March 2013
GS Mortgage Securities Trust 2012-GCJ9
Commercial Mortgage Pass
Through Certificates, Series 2012-GCJ9
Pass-Thru
Original
Beginning
Principal
Interest
Total
Realized
Ending
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Loss
Balance
A-1 0.66200% 72,318,000.00 69,102,253.86 1,405,102.86 38,121.41 1,443,224.27 0.00 67,697,151.00
A-2 1.76200% 202,504,000.00 202,504,000.00 0.00 297,343.37 297,343.37 0.00 202,504,000.00
A-3 2.77300% 607,410,000.00 607,410,000.00 0.00 1,403,623.28 1,403,623.28 0.00 607,410,000.00
A-AB 2.36800% 90,017,000.00 90,017,000.00 0.00 177,633.55 177,633.55 0.00 90,017,000.00
X-A 2.40767% 1,083,364,000.00 1,080,148,253.86 0.00 2,167,200.81 2,167,200.81 0.00 1,078,743,151.00
X-B 0.40533% 305,564,224.00 305,564,224.00 0.00 103,212.84 103,212.84 0.00 305,564,224.00
A-S 3.12400% 111,115,000.00 111,115,000.00 0.00 289,269.38 289,269.38 0.00 111,115,000.00
B 3.74700% 90,280,000.00 90,280,000.00 0.00 281,899.30 281,899.30 0.00 90,280,000.00
C 4.44800% 57,293,000.00 57,293,000.00 0.00 212,366.05 212,366.05 0.00 57,293,000.00
D 4.85844% 57,293,000.00 57,293,000.00 0.00 231,961.93 231,961.93 0.00 57,293,000.00
E 4.85844% 27,779,000.00 27,779,000.00 0.00 112,468.72 112,468.72 0.00 27,779,000.00
F 4.85844% 22,570,000.00 22,570,000.00 0.00 91,379.07 91,379.07 0.00 22,570,000.00
G 4.85844% 50,349,224.00 50,349,224.00 0.00 203,848.54 203,848.54 0.00 50,349,224.00
R 0.00000% 0.00 0.00 0.00 0.00 0.00 0.00 0.00
Totals:
1,388,928,224.00 1,385,712,477.86 1,405,102.86 5,610,328.26 7,015,431.12 0.00 1,384,307,375.00
PAYMENT DETAIL

March 2013
GS Mortgage Securities Trust 2012-GCJ9
Commercial Mortgage Pass
Through Certificates, Series 2012-GCJ9
Beginning
Principal
Interest
Total
Realized
Ending
Class
Cusip
Balance
Distribution
Distribution
Distribution
Loss
Balance
A-1 36192PAC0 0.95553325 19.42950386 0.52713585 19.95663970 0.00000000 0.93610375
A-2 36192PAF3 1.00000000 0.00000000 1.46833333 1.46833333 0.00000000 1.00000000
A-3 36192PAJ5 1.00000000 0.00000000 2.31083333 2.31083333 0.00000000 1.00000000
A-AB 36192PAM8 1.00000000 0.00000000 1.97333333 1.97333333 0.00000000 1.00000000
X-A 36192PAQ9 0.99703170 0.00000000 2.00043642 2.00043642 0.00000000 0.99573472
X-B 36192PAA4 1.00000000 0.00000000 0.33777791 0.33777791 0.00000000 1.00000000
A-S 36192PAT3 1.00000000 0.00000000 2.60333333 2.60333333 0.00000000 1.00000000
B 36192PAD8 1.00000000 0.00000000 3.12250000 3.12250000 0.00000000 1.00000000
C 36192PAG1 1.00000000 0.00000000 3.70666667 3.70666667 0.00000000 1.00000000
D 36192PAK2 1.00000000 0.00000000 4.04869589 4.04869589 0.00000000 1.00000000
E 36192PAN6 1.00000000 0.00000000 4.04869589 4.04869589 0.00000000 1.00000000
F 36192PAR7 1.00000000 0.00000000 4.04869589 4.04869589 0.00000000 1.00000000
G 36192PAU0 1.00000000 0.00000000 4.04869287 4.04869287 0.00000000 1.00000000
R 36192PAW6 0.00000000 0.00000000 0.00000000 0.00000000 0.00000000 0.00000000
FACTOR DETAIL

March 2013
GS Mortgage Securities Trust 2012-GCJ9
Commercial Mortgage Pass
Through Certificates, Series 2012-GCJ9
Beginning
Scheduled
Unscheduled
Realized
Ending
Cumulative
Class
Balance
Principal
Principal
Loss
Balance
Loss
A-1 69,102,253.86 1,405,102.86 0.00 0.00 67,697,151.00 0.00
A-2 202,504,000.00 0.00 0.00 0.00 202,504,000.00 0.00
A-3 607,410,000.00 0.00 0.00 0.00 607,410,000.00 0.00
A-AB 90,017,000.00 0.00 0.00 0.00 90,017,000.00 0.00
A-S 111,115,000.00 0.00 0.00 0.00 111,115,000.00 0.00
B 90,280,000.00 0.00 0.00 0.00 90,280,000.00 0.00
C 57,293,000.00 0.00 0.00 0.00 57,293,000.00 0.00
D 57,293,000.00 0.00 0.00 0.00 57,293,000.00 0.00
E 27,779,000.00 0.00 0.00 0.00 27,779,000.00 0.00
F 22,570,000.00 0.00 0.00 0.00 22,570,000.00 0.00
G 50,349,224.00 0.00 0.00 0.00 50,349,224.00 0.00
Totals:
1,385,712,477.86 1,405,102.86 0.00 0.00 1,384,307,375.00 0.00
PRINCIPAL DETAIL

March 2013
GS Mortgage Securities Trust 2012-GCJ9
Commercial Mortgage Pass
Through Certificates, Series 2012-GCJ9
Accrued
Net Prepay
Current
Yield
Total Interest
Cumulative
Certificate
Interest
Interest
Interest
Maintenance
Distribution
Interest
Class
Interest
Shortfall
Adjustment
Shortfall
Charges
Amount
Shortfall
A-1 38,121.41 0.00 0.00 0.00 0.00 38,121.41 0.00
A-2 297,343.37 0.00 0.00 0.00 0.00 297,343.37 0.00
A-3 1,403,623.28 0.00 0.00 0.00 0.00 1,403,623.28 0.00
A-AB 177,633.55 0.00 0.00 0.00 0.00 177,633.55 0.00
X-A 2,167,200.81 0.00 0.00 0.00 0.00 2,167,200.81 0.00
X-B 103,212.84 0.00 0.00 0.00 0.00 103,212.84 0.00
A-S 289,269.38 0.00 0.00 0.00 0.00 289,269.38 0.00
B 281,899.30 0.00 0.00 0.00 0.00 281,899.30 0.00
C 212,366.05 0.00 0.00 0.00 0.00 212,366.05 0.00
D 231,961.93 0.00 0.00 0.00 0.00 231,961.93 0.00
E 112,468.72 0.00 0.00 0.00 0.00 112,468.72 0.00
F 91,379.07 0.00 0.00 0.00 0.00 91,379.07 0.00
G 203,848.70 0.00 0.00 0.23 0.00 203,848.46 0.31
R 0.00 0.00 0.00 0.00 0.00 0.00 0.00
Totals:
5,610,328.41 0.00 0.00 0.23 0.00 5,610,328.18 0.31
INTEREST DETAIL

GS Mortgage Securities Trust 2012-GCJ9
Commercial Mortgage Pass
Through Certificates, Series 2012-GCJ9
March 2013
Interest
Fees
Scheduled Interest
5,264,782.70
Master Servicing Fee
26,252.16
Interest Adjustments
0.00
Special Servicing Fee
0.00
Deferred Interest
0.00
Trustee/Certificate Administrator Fee
1,293.38
Net Prepayment Shortfall
0.00
Operating Advisor Fee
1,336.49
Net Prepayment Interest Excess
0.00
Other/Miscellaneous Fee
0.00
Interest Reserve (Deposit)/Withdrawal
374,427.59
Fee Distributions
28,882.03
Interest Collections
5,639,210.29
Principal
Scheduled Principal
1,405,102.86
Unscheduled Principal
0.00
Other Expenses of the Trust
Principal Adjustments
0.00
Reimbursed for Interest on Advances
0.00
Principal Collections
1,405,102.86
Net ASER Amount
0.00
Non-Recoverable Advances
0.00
Other Expenses or Shortfalls
0.00
Other Expenses of the Trust
0.00
Other
Prepayment Premium
0.00
Payments to Certificateholders
Other Collections
0.00
Interest Distribution
5,610,328.26
Principal Distribution
1,405,102.86
Prepayment Premium
0.00
Available Distribution Amount
7,015,431.12
Total Collections
7,044,313.15
Total Distributions
7,044,313.15
RECONCILIATION OF FUNDS
Funds Collection
Funds Distribution

GS Mortgage Securities Trust 2012-GCJ9
Commercial Mortgage Pass
Through Certificates, Series 2012-GCJ9
March 2013
P&I Advances
Controlling Class:
Current
Outstanding
Class G
Advance
Advance
Controlling Class Representative:
Principal
148,444.74 315,965.65 RREF CMBS AIV, LP
Interest
823,623.87 2,053,946.41
Total
972,068.61 2,369,912.06
Aggregate Realized Losses during Related Collection Period
0.00
Agg Add'l Trust Fund Expenses during Related Collection Period
0.00
Disclosable Special Servicer Fees
Special Servicer/Affiliates
0.00
0.00
0.00
0.00
Total
0.00
MISCELLANEOUS DETAIL

March 2013
GS Mortgage Securities Trust 2012-GCJ9
Commercial Mortgage Pass
Through Certificates, Series 2012-GCJ9
Serviced Whole
Outstanding
Beginning Stated
Ending Stated % of Cut-Off Prin
Loan
P&I Advances
Whole Loan
Principal Balance Principal Balance
Bal Remaining
Totals:
Totals:
ADDITIONAL LOAN DETAIL
Percentage Of Cut-Off Principal Balance Outstanding
P&I Advances With Respect To Each Serviced Whole Loan
Stated Principal Balance With Respect To Each Whole Loan And

GS Mortgage Securities Trust 2012-GCJ9
Commercial Mortgage Pass
Through Certificates, Series 2012-GCJ9
March 2013
Count
Balance
Count
Balance
Totals:
Totals:
ADDITIONAL LOAN DETAIL
(Foreclosure Proceedings Commenced)
Specially Serviced Loans That Are Not Delinquent
Current But Not Specially Serviced Loans

GS Mortgage Securities Trust 2012-GCJ9
Commercial Mortgage Pass
Through Certificates, Series 2012-GCJ9
March 2013
Stated Principal
Amount of Any Portion Included
Count
Balance
Loan ID
Liq Proceeds
in Avail Funds
Totals:
Totals:
ADDITIONAL LOAN DETAIL
Is Subject Or Is Expected To Be Subject To Bankruptcy Proceeding
Liquidated Or Disposed During Related Collection Period
Mortgage Loans As To Which Related Mortgagor
Mortgage Loan Repurchased, Substituted For Or Otherwise

March 2013
GS Mortgage Securities Trust 2012-GCJ9
Commercial Mortgage Pass
Through Certificates, Series 2012-GCJ9
Current Principal
Unpaid Principal
Most Recent
Date Appraisal
Loan ID
Balance
Balance
Appraisal Value
Performed
Totals:
REO ADDITIONAL DETAIL
Mortgage Property That Became REO Property During Related Prepayment Period

March 2013
GS Mortgage Securities Trust 2012-GCJ9
Commercial Mortgage Pass
Through Certificates, Series 2012-GCJ9
Income Collected
Other Amounts
Portion Included in
Most Recent
Date Appraisal
Loan ID
Book Value (Net of Related Expenses)
Received
Available Funds
Appraised Value
Performed
Totals:
REO ADDITIONAL DETAIL
REO Property Included In Trust Fund As Of Last Day Of Related Prepayment Period

March 2013
GS Mortgage Securities Trust 2012-GCJ9
Commercial Mortgage Pass
Through Certificates, Series 2012-GCJ9
Liq Proceeds
Portion of Liq
Balance
Realized Loss on
and Other
Proceeds in
of Excess Liq
Loan ID
Mortgage Loan
Amounts Rec'd
Available Funds
Proceeds Acct
Totals:
REO ADDITIONAL DETAIL
REO Property Sold Or Disposed During Related Prepayment Period

March 2013
GS Mortgage Securities Trust 2012-GCJ9
Commercial Mortgage Pass
Through Certificates, Series 2012-GCJ9
Effective
Original/
Beg Sched
Current
Current
Distribution
Modified
Interest
Bal as of
Sched
Actual
Maturity
Date
Loan ID
Group
Amounts:
Rate
P&I
Fees
Penalties Eff. Due Prd
Balance
Balance
Date
Delinquency Loan Status
Totals:
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL

GS Mortgage Securities Trust 2012-GCJ9
Commercial Mortgage Pass
Through Certificates, Series 2012-GCJ9
March 2013
Curr Beg Sch
Aggregate
Prior
Amt Covered Int (Shortage)/
Mod Adj/ Addt'l (Recov)
Real'd Loss
Recov of (Recov)/Real'd
Distribution
Bal of Loan Realized Loss
Real'd Loss
by OC/other Excess Appl'd
Appraisal
Exp Appl'd Appl'd to Cert
Real'd Loss Loss Appl'd to
Date
Loan ID
at Liquidation
on Loans Appl'd to Cert Credit Support to Real'd Loss Reduction Adj to Real'd Loss
to Date Paid as Cash
to Cert Int
Totals:
HISTORICAL BOND/COLLATERAL REALIZED LOSS RECONCILIATION

March 2013
HISTORICAL DELINQUENCY & LIQUIDATION SUMMARY
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Month
Count
Balance Count
Balance Count
Balance
Count
Balance
Count
Balance
30 Days Delinq
60 Days Delinq
90+ Days Delinq
Prepayments
REO
Bankruptcy
Foreclosure
Count
Balance Count
Balance
(1) (1) (1)
March 2013
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
February 2013
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
January 2013
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
December 2012
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO

March 2013
REO STATUS REPORT
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Loan ID
State
Ending
Scheduled Loan
Amount
Total Exposure
Most Recent
Value
REO Date
Date Asset
Expected to
be Resolved
or Foreclosed
Liquidation/
Prepayment
Date
Net Proceed on
Liquidation
Other Revenues
Collected
Appraisal
Reduction
Amount
Count:
Totals:

March 2013
HISTORICAL LIQUIDATION LOSS LOAN DETAIL
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Current
Beginning
Scheduled
Balance
Most Recent
Value
Liquidation
Sales Price
Net Proceeds
Received on
Liquidation
Liquidation
Expense
Net Proceeds
Available for
Distribution
Realized Loss
to Trust
Date of
Current Period
Adjustment to
Trust
Current Period
Adjustment to
Trust
Loss to Loan
with Cumulative
Adjustment to
Trust
Loan ID
Count:
Totals:

March 2013
INTEREST SHORTFALL RECONCILIATION
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
Excess
(Shortfall)
Non-
Recoverable
(Scheduled
Interest)
Reimbursed
Interest on
Advances
Modified
Interest Rate
(Reduction)/
Excess
Current Month
Outstanding
Other
(Shortfalls)/
Refunds
Current Ending
Scheduled
Balance
Loan ID
Reimbursement of
Advances to Servicer
Count:
Totals:
Total Interest Shortfall hitting the Trust:
0.00

March 2013
APPRAISAL REDUCTION REPORT
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
Count:
Totals:

March 2013
LOAN LEVEL DETAIL
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Loan ID
Property
Type
Transfer
Date
State *
Maturity
Date
Neg Am
(Y/N)
End Schedule
Balance
Note
Rate
Sched
P&I
Prepay
Liquid/Adj
Prepay
Date
Paid Thru
Date
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
406100042 Mixed Use
Ge 06/06/2017 0 11,607,302.14 6.400 73,184.19 0.00 03/06/2013 0.00 0 57,854.88 0.00
406100045 Multifamily
Ca 07/06/2017 0 14,389,361.67 5.974 86,692.59 0.00 02/06/2013 0.00 B 66,951.10 0.00
406100046 Retail
De 08/06/2022 0 19,386,839.99 6.700 125,829.21 0.00 03/06/2013 0.00 0 101,155.55 0.00
406100048 Office
Ge 09/06/2022 0 15,885,734.69 5.000 85,891.46 0.00 03/06/2013 0.00 0 61,871.27 0.00
406100050 Mixed Use
Ca 09/06/2022 0 4,175,568.86 6.050 25,316.29 0.00 03/06/2013 0.00 0 19,674.92 0.00
406100053 Office
No 10/06/2022 0 24,878,634.86 6.000 149,887.63 0.00 03/06/2013 0.00 0 116,257.24 0.00
406100057 Retail
Il 10/06/2022 0 5,404,314.91 5.240 29,978.62 0.00 03/06/2013 0.00 0 22,057.87 0.00
406100058 Multifamily
No 10/06/2022 0 20,139,196.57 5.400 113,709.99 0.00 02/06/2013 0.00 B 84,706.44 0.00
406100059 Multifamily
Te 10/06/2022 0 17,908,109.16 5.750 105,043.11 0.00 03/06/2013 0.00 0 80,200.15 0.00
406100060 Retail
Al 10/06/2022 0 13,915,750.26 4.910 74,386.86 0.00 03/06/2013 0.00 0 53,223.52 0.00
406100061 Multifamily
XX 10/06/2022 0 50,735,979.44 5.680 295,358.15 0.00 02/06/2013 0.00 B 224,453.52 0.00
406100063 Self Storage
No 10/06/2022 0 5,467,843.99 5.060 29,727.20 0.00 03/06/2013 0.00 0 21,551.18 0.00
406100064 Lodging
Pe 11/06/2022 0 6,138,885.45 4.940 40,712.03 0.00 03/06/2013 0.00 0 23,652.51 0.00
406100066 Mixed Use
Ne 11/06/2022 0 80,552,978.11 4.270 399,420.28 0.00 03/06/2013 0.00 0 267,961.98 0.00
406100067 Office
Il 11/06/2022 0 26,365,896.65 4.750 138,236.54 0.00 03/06/2013 0.00 0 97,557.63 0.00
406100068 Office
Ca 11/06/2022 0 70,000,000.00 3.950 215,055.56 0.00 03/06/2013 0.00 0 215,055.56 0.00
406100069 Office
Ca 11/06/2022 0 129,000,000.00 3.954 396,718.00 0.00 02/06/2013 0.00 B 396,718.00 0.00
406100071 Self Storage
Te 11/06/2022 0 9,588,850.47 5.430 58,856.72 0.00 03/06/2013 0.00 0 40,574.13 0.00
550100001
Ne 09/06/2022 0 140,000,000.00 4.943 538,183.33 0.00 03/06/2013 0.00 0 538,183.33 0.00
550100003 Lodging
XX 11/06/2017 0 94,675,945.61 5.762 599,920.51 0.00 03/06/2013 0.00 0 425,086.39 0.00
550100009 Lodging
XX 10/06/2017 0 47,003,675.57 4.970 276,267.82 0.00 03/06/2013 0.00 0 182,059.49 0.00
550100011 Retail
Pe 11/06/2022 0 29,840,539.00 4.479 151,631.49 0.00 03/06/2013 0.00 0 104,120.01 0.00
550100013 Office
Wi 11/06/2022 0 25,364,066.48 4.463 128,644.75 0.00 03/06/2013 0.00 0 88,184.76 0.00
550100015 Office
Vi 10/06/2022 0 22,700,000.00 4.310 76,095.44 0.00 03/06/2013 0.00 0 76,095.44 0.00
550100017 Retail
No 10/06/2022 0 19,800,000.00 4.402 67,790.80 0.00 03/06/2013 0.00 0 67,790.80 0.00
550100020 Self Storage
XX 10/06/2022 0 18,200,000.00 4.600 65,115.56 0.00 03/06/2013 0.00 0 65,115.56 0.00
550100028 Retail
Te 10/06/2022 0 12,278,250.00 4.791 45,757.63 0.00 03/06/2013 0.00 0 45,757.63 0.00
550100031 Multifamily
Pe 08/06/2022 0 9,833,109.17 5.000 57,874.41 0.00 03/06/2013 0.00 0 38,315.93 0.00
550100033 Retail
No 11/06/2022 0 8,554,723.24 4.532 43,738.61 0.00 03/06/2013 0.00 0 30,202.16 0.00
550100034 Office
Il 10/06/2022 0 8,548,147.25 4.900 45,642.50 0.00 03/06/2013 0.00 0 32,627.54 0.00
550100035 Lodging
So 09/06/2022 0 8,214,122.51 4.800 47,558.75 0.00 03/06/2013 0.00 0 30,728.89 0.00
550100039 Mobile Home
Te 08/06/2022 0 7,768,038.53 5.200 42,995.38 0.00 03/06/2013 0.00 0 31,464.04 0.00
550100042 Multifamily
Co 09/06/2022 0 7,738,565.22 4.480 39,428.82 0.00 03/06/2013 0.00 0 27,007.88 0.00
550100043 Lodging
Ne 11/06/2022 0 7,526,443.96 5.100 50,577.43 0.00 03/06/2013 0.00 0 29,936.77 0.00
550100044 Lodging
Ne 11/06/2022 0 7,328,379.66 5.100 49,246.44 0.00 03/06/2013 0.00 0 29,148.96 0.00
550100045 Lodging
We 09/06/2022 0 6,929,629.92 4.990 40,880.53 0.00 03/06/2013 0.00 0 26,948.73 0.00
550100046 Self Storage
Ne 11/06/2017 0 6,415,536.15 4.450 32,489.86 0.00 03/06/2013 0.00 0 22,240.36 0.00
550100048 Retail
Te 09/06/2022 0 6,134,876.07 4.700 35,169.21 0.00 03/06/2013 0.00 0 22,472.79 0.00
550100050 Retail
Fl 10/01/2022 0 5,564,922.22 4.700 29,043.72 0.00 03/01/2013 0.00 0 20,374.57 0.00
550100053 Multifamily
Mi 09/06/2022 0 5,210,016.96 4.660 27,102.41 0.00 03/06/2013 0.00 0 18,913.10 0.00
550100055 Multifamily
Mi 10/06/2022 0 4,967,352.09 4.480 25,274.88 0.00 03/06/2013 0.00 0 17,336.12 0.00

March 2013
LOAN LEVEL DETAIL
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Loan ID
Property
Type
Transfer
Date
State *
Maturity
Date
Neg Am
(Y/N)
End Schedule
Balance
Note
Rate
Sched
P&I
Prepay
Liquid/Adj
Prepay
Date
Paid Thru
Date
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
550100056 Lodging
So 09/06/2022 0 4,900,313.97 5.000 28,937.21 0.00 03/06/2013 0.00 0 19,095.05 0.00
550100059 Self Storage
Mi 10/06/2022 0 4,769,933.36 4.700 24,894.61 0.00 03/06/2013 0.00 0 17,463.92 0.00
550100060 Retail
Ge 10/06/2022 0 4,720,246.51 4.700 24,635.30 0.00 03/06/2013 0.00 0 17,282.00 0.00
550100061 Retail
No 09/06/2022 0 4,291,485.58 5.060 23,360.17 0.00 03/06/2013 0.00 0 16,914.75 0.00
550100063 Retail
Il 09/06/2022 0 3,921,683.06 4.980 21,156.20 0.00 03/06/2013 0.00 0 15,213.01 0.00
550100064
XX 11/01/2022 0 3,568,451.70 5.250 19,796.50 0.00 03/01/2013 0.00 0 14,592.43 0.00
550100065 Self Storage
Fl 09/06/2022 0 3,475,052.09 5.010 18,810.15 0.00 02/06/2013 0.00 B 13,561.57 0.00
550100066 Retail
Co 10/01/2022 0 3,409,239.81 4.880 18,162.25 0.00 03/01/2013 0.00 0 12,959.71 0.00
550100067 Self Storage
Ge 10/06/2022 0 3,225,361.81 5.600 20,152.40 0.00 03/06/2013 0.00 0 14,074.71 0.00
550100068 Retail
Fl 08/06/2022 0 3,047,489.40 5.010 20,475.76 0.00 03/06/2013 0.00 0 11,908.43 0.00
550100069 Multifamily
Oh 11/06/2022 0 2,985,309.95 4.930 15,976.55 0.00 03/06/2013 0.00 0 11,464.31 0.00
550100070 Mobile Home
Oh 09/06/2022 0 2,715,563.61 5.300 15,775.17 0.00 03/06/2013 0.00 0 11,212.96 0.00
550100071 Retail
Fl 07/06/2022 0 2,601,721.88 5.250 14,495.35 0.00 03/06/2013 0.00 0 10,639.44 0.00
550100072 Retail
Fl 07/06/2022 0 2,527,387.03 5.250 14,081.19 0.00 03/06/2013 0.00 0 10,335.46 0.00
550100073 Mobile Home
So 08/06/2022 0 2,333,350.86 5.750 13,713.96 0.00 03/06/2013 0.00 0 10,449.86 0.00
550100074 Multifamily
Mi 11/06/2022 0 2,055,199.73 5.100 11,211.91 0.00 03/06/2013 0.00 0 8,164.38 0.00
624100059 Office
Fl 07/06/2022 0 56,983,865.88 5.190 315,383.64 0.00 03/06/2013 0.00 0 230,368.05 0.00
624100060 Lodging
Ne 06/06/2022 0 65,000,000.00 5.020 253,788.89 0.00 03/06/2013 0.00 0 253,788.89 0.00
624100061 Office
Ne 06/06/2017 0 35,000,000.00 4.899 133,361.67 0.00 03/06/2013 0.00 0 133,361.67 0.00
695100064 Multifamily
Te 09/01/2022 0 4,811,068.69 4.980 28,354.47 0.00 03/01/2013 0.00 0 18,672.37 0.00
695100065 Office
Ca 10/01/2022 0 7,752,427.47 4.840 41,112.70 0.00 03/01/2013 0.00 0 29,228.32 0.00
695100066 Self Storage
In 10/01/2022 0 4,807,708.96 4.695 27,497.49 0.00 03/01/2013 0.00 0 17,592.32 0.00
695100067 Retail
Ma 10/01/2022 0 4,970,026.10 4.930 26,627.58 0.00 03/01/2013 0.00 0 19,086.21 0.00
695100068 Office
Ke 11/01/2022 0 16,416,896.53 4.776 86,330.58 0.00 03/01/2013 0.00 0 61,077.11 0.00
695100069 Office
Il 11/01/2022 0 14,129,814.18 4.879 75,182.05 0.00 03/01/2013 0.00 0 53,701.02 0.00
695100070 Office
Il 11/01/2022 0 7,761,447.23 4.879 41,297.18 0.00 03/01/2013 0.00 0 29,497.74 0.00
695100071 Mobile Home
Ar 11/01/2022 0 7,957,637.94 4.500 40,534.82 0.00 03/01/2013 0.00 0 27,895.97 0.00
695100072 Multifamily
Il 11/01/2022 0 15,223,835.75 4.840 80,644.14 0.00 03/01/2013 0.00 0 57,396.80 0.00
695100073 Retail
Ge 11/01/2022 0 19,000,000.00 4.700 69,455.56 0.00 03/01/2013 0.00 0 69,455.56 0.00
695100074 Office
Co 11/01/2022 0 8,209,230.49 4.880 43,684.72 0.00 03/01/2013 0.00 0 31,205.95 0.00
695100075 Office
Ne 11/01/2022 0 8,209,787.26 4.955 44,061.17 0.00 03/01/2013 0.00 0 31,687.30 0.00
695100077 Multifamily
Mi 11/01/2022 0 11,418,065.37 4.640 64,838.00 0.00 02/01/2013 0.00 B 41,291.51 0.00
695100078 Retail
Ca 11/01/2022 0 5,970,186.23 4.850 31,661.51 0.00 03/01/2013 0.00 0 22,555.22 0.00
1,384,307,375.26 6,669,885.56 0.00 0.00 74
Totals:
Count:
5,264,782.70 0.00
** Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90+ Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; 7 = Foreclosure in Process; 9 = REO.
* If State field is blank or 'XX', loan has properties in multiple states.

March 2013
HISTORICAL LOAN MODIFICATION REPORT
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Loan ID
Date of Last
Modification
Balance When
Sent to Special
Servicer
Modified
Balance
Old Note
Rate
Modified
Note Rate
Old P&I
Modified
Payment
Amount
Old Maturity
Date
Maturity
Date
Total Months
for Change of
Modification
Modification Code
Count:
Totals:

March 2013
MATERIAL BREACHES AND DOCUMENT DEFECTS
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Disclosure Control #
Ending Principal
Balance
Material Breach Date
Date Received Notice
Description
Totals:
Count:

March 2013
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Count
Balance ($)
%
0M to 4.9M
21 78,279,515.05 5.65%
5M to 9.9M
23 168,227,122.30 12.15%
10M to 14.9M
6 77,738,543.62 5.62%
15M to 19.9M
8 141,821,416.12 10.24%
20M to 24.9M
3 67,717,831.43 4.89%
25M to 29.9M
3 81,570,502.13 5.89%
35M to 39.9M
1 35,000,000.00 2.53%
45M to 49.9M
1 47,003,675.57 3.40%
50M to 54.9M
1 50,735,979.44 3.67%
55M to 59.9M
1 56,983,865.88 4.12%
65M to 69.9M
1 65,000,000.00 4.70%
70M to 74.9M
1 70,000,000.00 5.06%
80M to 84.9M
1 80,552,978.11 5.82%
90M to 94.9M
1 94,675,945.61 6.84%
125M to 129.9M
1 129,000,000.00 9.32%
140M to 144.9M
1 140,000,000.00 10.11%
Total
74
1,384,307,375.26
100.00%
Remaining Principal Balance
0
2
4
6
8
10
12
14
0M t
o 4
.9
M
5M t
o 9
.9
M
10
M
t
o
14.9M
15
M
t
o
19.9M
20
M
t
o
24.9M
25
M
t
o
29.9M
35
M
t
o
39.9M
45
M
t
o
49.9M
50
M
t
o
54.9M
55
M
t
o
59.9M
65
M
t
o
69.9M
70
M
t
o
74.9M
80
M
t
o
84.9M
90
M
t
o
94.9M
12
5M
to
12
9.9M
14
0M
to
14
4.9M
Count
Balance ($)
%
3.750% - 3.990%
2 199,000,000.00 14.38%
4.250% - 4.490%
8 197,379,037.05 14.26%
4.500% - 4.740%
11 96,338,130.63 6.96%
4.750% - 4.990%
23 408,165,310.36 29.49%
5.000% - 5.240%
14 198,967,271.56 14.37%
5.250% - 5.490%
6 41,141,171.26 2.97%
5.500% - 5.740%
2 53,961,341.25 3.90%
5.750% - 5.990%
4 129,306,767.30 9.34%
6.000% - 6.240%
2 29,054,203.72 2.10%
6.250% - 6.490%
1 11,607,302.14 0.84%
6.500% - 6.740%
1 19,386,839.99 1.40%
Total
74
1,384,307,375.26
100.00%
Gross Rate
Total Weighted Average Rate: 4.88%
0
4
8
12
16
20
24
28
32
3.750% -
3.990%
4.250% -
4.490%
4.500% -
4.740%
4.750% -
4.990%
5.000% -
5.240%
5.250% -
5.490%
5.500% -
5.740%
5.750% -
5.990%
6.000% -
6.240%
6.250% -
6.490%
6.500% -
6.740%

March 2013
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Count
Balance ($)
%
NEBRASKA
8 350,033,125.14 31.72%
CALIFORNIA
6 231,287,544.23 20.96%
VARIOUS
5 214,184,052.32 19.41%
ILLINOIS
7 81,355,139.03 7.37%
FLORIDA
6 74,200,438.50 6.72%
MICHIGAN
5 28,420,567.51 2.58%
WISCONSIN
1 25,364,066.48 2.30%
VIRGIN ISLANDS
1 22,700,000.00 2.06%
DELAWARE
1 19,386,839.99 1.76%
COLORADO
3 19,357,035.52 1.75%
ALABAMA
1 13,915,750.26 1.26%
ARKANSAS
1 7,957,637.94 0.72%
OHIO
2 5,700,873.56 0.52%
MASSACHUSETTS
1 4,970,026.10 0.45%
INDIANA
1 4,807,708.96 0.44%
Total
49
1,103,640,805.54
100.00%
Geographic Distribution by State
0
5
10
15
20
25
30
35
NEBRASKA
CALIFORNIA
VARIO
US
IL
LIN
O
IS
FLORIDAMIC
HIGAN
WISCONSIN
VIRGIN ISLANDS
DELAWARECO
LO
RADO
ALABAMAARKANSAS
OH
IO
M
ASSACHUSETTS
INDIANA

March 2013
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Count
Balance ($)
%
51 - 53
3 60,996,663.81 4.41%
54 - 56
3 148,095,157.33 10.70%
111 - 113
9 169,481,802.74 12.24%
114 - 116
59 1,005,733,751.38 72.65%
Total
74
1,384,307,375.26
100.00%
Remaining Term to Maturity
Months
Total Weighted Average Remaining Months: 106
0
10
20
30
40
50
60
70
80
51 - 53 54 - 56 111 - 113 114 - 116
Count
Balance ($)
%
1.000% - 1.490%
1 20,139,196.57 1.45%
1.500% - 1.990%
1 24,878,634.86 1.80%
2.000% - 2.490%
1 56,983,865.88 4.12%
2.500% - 2.990%
1 4,900,313.97 0.35%
Not Avalil.
70 1,277,405,363.98 92.28%
Total
74
1,384,307,375.26
100.00%
DSCR
Total Weighted Average DSCR: 0.14
* Used the Most Recent DSCR (NOI) provided
0
20
40
60
80
100
1.000%
-
1.490%
1.500%
-
1.990%
2.000%
-
2.490%
2.500%
-
2.990%
No
t Ava
lil.

March 2013
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
61.64%
Amortizing Balloon
20.66%
IO / Amortizing / Balloon
17.70%
IO / Balloon
Amortizing Balloon 61.64%
IO / Amortizing / Balloon 20.66%
IO / Balloon 17.70%
Total: 100.00%
Count
Balance ($)
%
Amortizing Balloon
64 853,329,125.26 61.64%
IO / Amortizing / Balloon
7 285,978,250.00 20.66%
IO / Balloon
3 245,000,000.00 17.70%
Total
74
1,384,307,375.26
100.00%
Amortization Type